CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Sales	$ 84,977	$ 41,408	$ 206,880	$ 304,361	$ 419,577	$ 221,804
Cost of goods sold	31,425	14,793	81,003	129,214	185,419	101,888
Gross profit	53,552	26,615	125,877	175,147	234,158	119,916
Operating expenses:
Selling, general and administrative expenses	1,643,710	1,127,427	4,719,808	3,753,837	5,035,418	5,291,220
Research and development	75,236	18,129	98,967	68,104	83,707	91,762
Total operating expenses	1,718,946	1,145,556	4,818,775	3,821,941	5,119,125	5,382,982
Loss from operations	(1,665,394)	(1,118,941)	(4,692,898)	(3,646,794)	(4,884,967)	(5,263,066)
Other income (expense)
Loss on settlement	(19,114)		(19,114)	(301,500)	(301,500)	(50,000)
Cost of warrants issued to induce warrant exercise						(62,414)
Loss on extinguishment of debt	(21,311)		(21,311)			(267,390)
Litigation loss					(1,646,000)
Other income	941,000		1,141,000
Loss on repricing warrants		(11,919)	(70,491)	(17,753)	(17,753)
Interest income	182	2	747	465	466	3,483
Interest expense	(96,514)	(40,397)	(399,119)	(78,884)	(280,305)	(387,254)
Total other income (expense)	804,243	(52,314)	631,712	(397,672)	(2,245,092)	(763,575)
Net loss	$ (861,151)	$ (1,171,255)	$ (4,061,186)	$ (4,044,466)	$ (7,130,059)	$ (6,026,641)
Net loss per common share - basic and diluted	$ (0.03)	$ (0.05)	$ (0.14)	$ (0.18)	$ (0.31)	$ (0.32)
Weighted average shares outstanding - basic and diluted	30,299,733	23,526,275	28,443,780	22,604,011	23,036,823	18,637,833